ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Oct. 07, 2022	Mar. 04, 2019	Jul. 18, 2023	Aug. 21, 2018	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jul. 24, 2024	Jul. 17, 2024	May 20, 2024	Mar. 13, 2023	Aug. 31, 2018
Equity method investment, description				Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Fuzhou, which is 100% owned by Happiness Hong Kong. After the reorganization, Paranovus Cayman owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Paranovus Cayman, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company
Promissory note, principal amount										$ 750,000
Preferred shares, authorized					500,000	500,000
Cancelled ordinary shares		77,223,100
Net (loss) income					$ (9,927,324)	$ (72,187,116)	$ (54,020,081)
Cash outflow from operating activities					(11,875,246)	(2,967,042)	$ (10,498,509)
Accumulated deficit					$ (61,957,019)	$ (59,453,593)
Class A Ordinary Shares [Member]
Ordinary shares issued									60,000,000
Ordinary shares issued, price per share									$ 0.01
Share purchase price per share									$ 0.45
Total shares consideration amount								$ 27,000,000
Ordinary shares [Member]
Additional shares sold		223,100
2022 Share Capital Adjustment [Member]
Reverse stock split and share capital adjustment	the Company’s board of directors approved an amended and restated memorandum and articles of association to effectuate a one-for-twenty (1-for-20) reverse split for all classes and its ordinary shares (the “2022 Reverse Split”), and to increase the Company’s authorized shares, immediately following the 2022 Reverse Split. The market effective date of 2022 Reverse Split was October 11, 2022 As a result, the authorized share capital of the Company was changed to US$5,000,000.00 divided into 350,000,000 Class A Ordinary Shares with a par value of US$0.01 each, 100,000,000 Class B Ordinary Shares with a par value of US$0.01 each, and 50,000,000 Preferred Shares with par value of US$0.01 each
Fujian Happiness [Member]
Ownership												100.00%
Equity interests rate			100.00%
Minimum [Member]
Ownership											100.00%
Ordinary shares authorized		50,000
Ordinary shares, par value (in Dollars per share)		$ 0.0005
Preferred shares, authorized		10,000,000
Maximum [Member]
Ordinary shares authorized		90,000,000			100,000,000
Ordinary shares, par value (in Dollars per share)		$ 1